Produced Content, Net	12 Months Ended
Dec. 31, 2025
Disclosure Of Produced Content Net [Abstract]
Produced Content, Net

7.	PRODUCED CONTENT, NET

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Released, less amortization and impairment
— Predominantly monetized with other contents	5,113	6,131	877
— Predominantly monetized on its own	21	58	8

	5,134	6,189	885

In production, less impairment
— Predominantly monetized with other contents	8,099	6,813	974
— Predominantly monetized on its own	255	236	34

	8,354	7,049	1,008

In development, less impairment
— Predominantly monetized with other contents	1,158	1,300	186
— Predominantly monetized on its own	49	37	5

	1,207	1,337	191

Total	14,695	14,575	2,084

Amortization expense for produced content predominantly monetized with other content assets of
RMB
5.2 billion,
RMB
5.3 billion and
RMB
6.2 billion (US$890 million) and for produced content predominantly monetized on its own of
RMB
1.1 billion,
RMB
544 million and
RMB
605 million (US$87
million) was recognized as “Cost of revenue” in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively.
Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Within 1 year	2,021	289
Between 1 and 2 years	1,028	147
Between 2 and 3 years	788	113